Financial instruments - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (1,847,708)	R$ 1,994,382
2024
Disclosure of detailed information about financial instruments [line items]
Fair value	471,913	2,097,763
2025
Disclosure of detailed information about financial instruments [line items]
Fair value	(230,840)	233,072
2026
Disclosure of detailed information about financial instruments [line items]
Fair value	(379,675)	(574,871)
2027 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (1,709,106)	R$ 238,418